Schedule I Condensed financial information of parent company (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statements of comprehensive income
Net loss	$ (89,871)	$ (76,800)	$ (132,752)
Other comprehensive income
Foreign currency translation adjustments	1,458	5,407	6,695
Comprehensive loss	(88,413)	(71,393)	(126,057)
Parent company
Statements of comprehensive income
Net loss	(77,993)	(43,859)	(74,323)
Other comprehensive income
Foreign currency translation adjustments	1,466	5,322	7,056
Comprehensive loss	$ (76,527)	$ (38,537)	$ (67,267)